Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
The following is a summary of the combined financial information of significant affiliates accounted for under the equity method for continuing operations as of December 31, 2014 and 2013 and for the years ended December 31, 2014, 2013 and 2012 (unaudited):

	December 31,
	2014	2013
	(in millions)
Current assets	$216	$206
Non-current assets	185	197
Total assets	$401	$403
Current liabilities	$128	$135
Non-current liabilities	81	99
Shareholders’ equity	192	169
Total liabilities and shareholders’ equity	$401	$403

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Net sales	$624	$674	$683
Gross profit	143	141	113
Net income	41	39	23

Investments in and Advances to Affiliates	A summary of transactions with affiliates is shown below:

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Sales to affiliates	$57	$47	$69
Purchases from affiliates	55	54	56